DEPOSIT FOR NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
DEPOSIT FOR NON-CURRENT ASSETS
9.	DEPOSIT FOR NON-CURRENT ASSETS

The balance as of December 31, 2010 represents an interest-free and non-refundable prepayment for the acquisition of American International Group’s (“AIG”) training center in the United States of America. The deposit of US$4,600 represents 10% of the total purchase consideration of US$46,000. The remaining balance of US$41,400 was paid in July 2011.